Principal Subsidiaries - Summarized Financial Information for the Subsidiaries Which the Group Recognize Non-controlling Interest (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	¥ 295,641		¥ 325,514
Non-current assets	245,711		161,073
Current liabilities	161,659		123,226
Non-current liabilities	205,030		154,847
Equity	174,663		208,514		¥ 189,977		¥ 161,023
Accumulated non-controlling interest	16,530		9,598
Revenue	227,485	[1]	207,182	[1]	167,147	[2]
Net profit/(Loss) for the year	(51,416)		(5,792)		8,210
Other comprehensive income	782		(6,137)		3,533
Total comprehensive income for the year	(50,634)		(11,929)		11,743
Profit attributable to non-controlling interest	(4,528)		(2,074)		132
Cash flows from operating activities	(3,105)		9,122		10,965
Cash flows from investing activities	(43,133)		(52,884)		(34,230)
Cash flows from financing activities	6,112		178,401		11,439
Net (decrease)/increase in cash and cash equivalent	¥ (40,126)		134,639		(11,826)
M T Burn Inc [member]
Disclosure of subsidiaries [line items]
Current assets			3,866
Non-current assets			174
Current liabilities			538
Non-current liabilities			42
Equity			3,460
Accumulated non-controlling interest			¥ 1,715
Non-controlling interest			49.50%
Revenue			¥ 3,186		3,921
Net profit/(Loss) for the year			1,416		1,338
Total comprehensive income for the year			1,416		1,338
Profit attributable to non-controlling interest			703		661
Cash flows from operating activities			1,989		1,224
Cash flows from financing activities					(258)
Net (decrease)/increase in cash and cash equivalent			1,989		966
Gatebox Inc [member]
Disclosure of subsidiaries [line items]
Current assets			1,259
Non-current assets			353
Current liabilities			100
Non-current liabilities			2,046
Equity			(534)
Accumulated non-controlling interest			¥ (261)
Non-controlling interest			49.00%
Revenue			¥ 95
Net profit/(Loss) for the year			(917)		(541)
Total comprehensive income for the year			(917)		(541)
Profit attributable to non-controlling interest			(449)		(192)
Cash flows from operating activities			(963)		(397)
Cash flows from investing activities			(10)		(79)
Cash flows from financing activities			1,934		(1)
Net (decrease)/increase in cash and cash equivalent			961		(477)
LINE Company (Thailand) Limited [member]
Disclosure of subsidiaries [line items]
Current assets			5,221
Non-current assets			2,583
Current liabilities			7,313
Non-current liabilities			2,049
Equity			(1,558)
Accumulated non-controlling interest			¥ 1,023
Non-controlling interest	50.00%		50.00%	[3]
Revenue			¥ 8,200		2,760
Net profit/(Loss) for the year			(1,396)		357
Other comprehensive income			22		(60)
Total comprehensive income for the year			(1,374)		297
Profit attributable to non-controlling interest			(816)		198
Cash flows from operating activities			1,712		1,842
Cash flows from investing activities			(1,709)		(430)
Net (decrease)/increase in cash and cash equivalent			¥ 3		¥ 1,412

[1]	Refer to Note 5 Segment Information for further details of revenue by segment.
[2]	The segment information for the year ended December 31, 2017 is presented based on IAS 18, while it is presented under IFRS 15 for the years ended December 31, 2018 and 2019.
[3]	The non-controlling interest in LINE Company (Thailand) Limited is 50.0%, but it holds 9.1% of the voting rights.